Critical Accounting Estimates and Judgments (Details) - Elevation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Recoverable amount		$ 0.0
Impairment loss (reversal) and credit loss charge	$ (4.3)